Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 23,793	¥ 10,856	¥ 15,983
Interim dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	12,676	3,899	11,433
Final dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 11,117	¥ 6,957	¥ 4,550